Employee Benefits - Expected Long Term Rates of Return on Different Asset Classes (Details) - United Kingdom	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.10%	2.00%	2.10%
High yield percentage of corporate bond investment	50.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	3.40%
Equities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	5.80%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	3.60%
Cash
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.10%